Note 21 - Supplemental Cash Flow Information - Schedule of Changes in Non-cash Working Capital (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Accounts receivable	$ (180)	$ 321
Prepaid expenses and deposits	8	104
Accounts payable and accrued liabilities	568	(15)
Deferred government grant	(43)	0
Changes in non-cash working capital	$ 353	$ 410